Application of new and revised Accounting Standards	12 Months Ended
Jun. 30, 2024
Application Of New And Revised Accounting Standards
Application of new and revised Accounting Standards

2. Application of new and revised Accounting Standards

New and revised standards that are effective for these financial statements

Certain new accounting standards and interpretations have been published that are mandatory for 30 June 2024 reporting periods and have not been adopted by the Group. The Group’s assessment of the impact of these new standards do not have a material impact on the entity in the current reporting periods.

Impact of standards issued but not yet applied

At the date of authorization of the financial statements, the Group has not applied the following new and revised Australian Accounting Standards, Interpretations and amendments that have been issued but are not yet effective:

New or revised requirement	Description	Effective
AASB 2020-1	Classification of Liabilities as Current or Non-current	1 January 2024
AASB 2014-10	Sale or Contribution of Assets between an Investor and its Associates or Joint Venture	1 January 2025
IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments	1 January 2026
AASB 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027

The amendments to the individual Standards may be applied early, separately from the amendments to the other Standards, where feasible.

We do not anticipate that the amendments will have a material impact on the Group but may change the disclosure of accounting policies included in the financial statements.